ACCOUNTS RECEIVABLE - Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 5,070	$ 4,701
Current	4,184	3,847
Long-term	886	854
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Customer accounts receivable	4,417	4,150
Other accounts receivable	835	791
Allowance for doubtful accounts
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 182	$ 240